UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JANUARY 31, 2007

Legg Mason Partners Diversified Strategic Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Diversified Strategic Income Fund

Semi-Annual Report  •  January 31, 2007

What’s Inside

Fund Objective

Seeks high current income by investing primarily in a globally diverse portfolio of fixed income investments including U.S. government securities, mortgage- and asset-backed securities, investment and non-investment grade U.S. and foreign corporate debt and investment and non-investment grade sovereign debt including issuers in emerging markets.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, the preliminary estimate for GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings. In its statement accompanying the January 2007 meeting, the Fed stated, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

During the reporting period, short- and long-term Treasury yields experienced periods of significant volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. However, toward the end of the reporting period, yields again moved higher on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. Overall, during the six months ended January 31, 2007, two-year Treasury yields moved from 4.97% to 4.94%. Over the same period, 10-year Treasury yields fell from 4.99% to 4.83%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 3.65%.

Strong demand from investors seeking incremental returns, solid corporate profits and low default rates helped

Legg Mason Partners Diversified Strategic Income Fund         I

high yield bonds generate positive returns during the reporting period. During the six-month period ended January 31, 2007, the Citigroup High Yield Market Indexv returned 8.59%.

Despite some weakness toward the end of the reporting period, emerging markets debt generated strong returns, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 6.80%. An expanding global economy, solid domestic spending and a pause in U.S. interest rate hikes supported many emerging market countries.

Performance Review

For the six months ended January 31, 2007, Class A shares of Legg Mason Partners Diversified Strategic Income Fund, excluding sales charges, returned 6.17%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, which returned 3.65% for the same period. The Lipper Multi-Sector Income Funds Category Average1 increased 4.93% over the same time frame.

Performance Snapshot as of January 31, 2007 (excluding sales charges) (unaudited)

Six Months

Diversified Strategic Income Fund — Class A Shares	6.17%

Lehman Brothers U.S. Aggregate Index	3.65%

Lipper Multi-Sector Income Funds Category Average	4.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 5.85%, Class C shares returned 5.90% and Class I (formerly Class Y) shares returned 6.34% over the six months ended January 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 127 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Diversified Strategic Income Fund

Special Shareholder Notices

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

The Fund was formerly known as Smith Barney Diversified Strategic Income Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 20, 2007

Legg Mason Partners Diversified Strategic Income Fund         III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund is subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, the Fund invests in high-yield securities. These issues are lower-rated and inherently more risky than higher-rated fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

IV         Legg Mason Partners Diversified Strategic Income Fund

Fund at a Glance (unaudited)

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2006 and held for the six months ended January 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	6.17%	$1,000.00	$1,061.70	1.01%	$5.25

Class B	5.85	1,000.00	1,058.50	1.58	8.20

Class C	5.90	1,000.00	1,059.00	1.51	7.84

Class I(5)	6.34	1,000.00	1,063.40	0.67	3.48

(1)	For the six months ended January 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

2         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.11	1.01%	$5.14

Class B	5.00	1,000.00	1,017.24	1.58	8.03

Class C	5.00	1,000.00	1,017.59	1.51	7.68

Class I(4)	5.00	1,000.00	1,021.83	0.67	3.41

(1)	For the six months ended January 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         3

Schedule of Investments (January 31, 2007) (unaudited)

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Face Amount†	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 57.7%
Aerospace & Defense — 0.4%
545,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$545,000
1,455,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16 (a)	1,447,725
1,095,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (a)	1,134,694

		Total Aerospace & Defense	3,127,419

Airlines — 0.1%
		Continental Airlines Inc.:
170,000	CCC+	Notes, 8.750% due 12/1/11	171,275
306,244	B+	Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	309,498

		Total Airlines	480,773

Auto Components — 0.5%
580,000	B-	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	591,600
840,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	833,700
		TRW Automotive Inc.:
196,000	BB-	Senior Notes, 9.375% due 2/15/13	210,700
260,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	286,000
		Visteon Corp., Senior Notes:
1,055,000	CCC+	8.250% due 8/1/10 (a)	1,060,275
975,000	CCC+	7.000% due 3/10/14	862,875

		Total Auto Components	3,845,150

Automobiles — 2.2%
		DaimlerChrysler North America Holding Corp.:
700,000	BBB	5.875% due 3/15/11	702,225
1,970,000	BBB	Notes, 4.050% due 6/4/08 (a)	1,929,814
		Ford Motor Co.:
		Debentures:
485,000	CCC+	8.875% due 1/15/22	440,138
825,000	CCC+	6.625% due 10/1/28	628,031
500,000	CCC+	8.900% due 1/15/32	450,000
5,000,000	CCC+	Notes, 7.450% due 7/16/31 (a)	4,081,250
		General Motors Corp., Senior Debentures:
500,000	B-	8.250% due 7/15/23	476,250
9,000,000	B-	8.375% due 7/15/33 (a)	8,516,250

		Total Automobiles	17,223,958

Building Products — 0.6%
1,455,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (a)	1,520,475
665,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	709,887

See Notes to Financial Statements.

4         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Building Products — 0.6% (continued)
800,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$798,000
2,650,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.429% due 3/1/14 (a)	1,961,000

		Total Building Products	4,989,362

Capital Markets — 0.7%
849,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	942,390
620,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	624,987
		E*TRADE Financial Corp., Senior Notes:
645,000	BB-	7.375% due 9/15/13	672,412
75,000	BB-	7.875% due 12/1/15	80,625
		Morgan Stanley:
560,000	A+	Medium-Term Notes, 5.810% due 10/18/16 (b)	563,904
1,975,000	A	Subordinated Notes, 4.750% due 4/1/14 (a)	1,876,013
350,000	BBB	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13	412,440

		Total Capital Markets	5,172,771

Chemicals — 0.9%
140,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	136,500
1,450,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)(c)	1,442,750
435,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (c)	450,225
		Lyondell Chemical Co.:
		Senior Notes:
395,000	B+	8.000% due 9/15/14	412,775
320,000	B+	8.250% due 9/15/16	340,800
		Senior Secured Notes:
1,390,000	BB	11.125% due 7/15/12 (a)	1,502,937
110,000	BB	10.500% due 6/1/13	121,963
1,400,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	1,533,000
610,000	B	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (c)	591,700
245,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	241,325

		Total Chemicals	6,773,975

Commercial Banks — 2.3%
		Glitnir Banki HF:
910,000	A	Notes, 6.330% due 7/28/11 (c)	934,433
1,920,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	1,985,578
942,000	BB	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (b)(c)	937,438
1,000,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)(d)	1,047,478
1,630,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (a)(b)(c)(d)	1,623,283
3,380,000	BB	TuranAlem Finance BV, 8.250% due 1/22/37 (a)(c)	3,430,700
4,470,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	4,400,782
3,930,000	AA	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (a)	3,939,420

		Total Commercial Banks	18,299,112

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         5

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Commercial Services & Supplies — 1.3%
135,000	B	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (c)	$140,400
235,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	242,050
2,260,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08 (a)	2,367,350
		Aramark Corp., Senior Notes:
520,000	B	8.500% due 2/1/15 (c)	534,950
120,000	B	8.860% due 2/1/15 (b)(c)	123,000
1,475,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12 (a)	1,623,459
975,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	965,250
1,065,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13 (a)	1,123,575
390,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	432,900
300,000	B	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (c)	315,000
1,890,000	BBB	Waste Management Inc., 6.375% due 11/15/12 (a)	1,967,947

		Total Commercial Services & Supplies	9,835,881

Consumer Finance — 4.9%
		Ford Motor Credit Co.:
		Notes:
1,140,000	B	7.375% due 10/28/09 (a)	1,147,923
350,000	B	7.875% due 6/15/10	355,398
150,000	B	7.000% due 10/1/13	143,279
		Senior Notes:
2,858,000	B	10.610% due 6/15/11 (a)(b)(c)	3,110,576
1,715,000	B	9.875% due 8/10/11 (a)	1,837,904
240,000	B	8.110% due 1/13/12 (b)	241,279
150,000	B	8.000% due 12/15/16	147,527
		General Motors Acceptance Corp.:
7,430,000	BB+	Bonds, 8.000% due 11/1/31 (a)	8,387,266
80,000	BB+	Medium-Term Notes, 4.375% due 12/10/07	78,922
		Notes:
80,000	BB+	6.125% due 8/28/07	80,033
60,000	BB+	5.125% due 5/9/08	59,232
16,150,000	BB+	5.625% due 5/15/09 (a)	15,992,570
125,000	BB+	7.250% due 3/2/11	128,698
2,125,000	BB+	6.875% due 9/15/11 (a)	2,158,703
4,065,000	BB+	6.750% due 12/1/14 (a)	4,130,613
80,000	BB+	Senior Notes, 5.850% due 1/14/09	79,585

		Total Consumer Finance	38,079,508

Containers & Packaging — 0.9%
2,040,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (a)	2,111,400

See Notes to Financial Statements.

6         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Containers & Packaging — 0.9% (continued)
770,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$820,050
2,839,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09 (a)	2,917,073
800,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	840,000
675,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	5,906

		Total Containers & Packaging	6,694,429

Diversified Consumer Services — 0.4%
690,000	CCC+	Education Management LLC/Education Management Corp., 8.750% due 6/1/14	727,950
		Service Corp. International:
1,025,000	BB-	Debentures, 7.875% due 2/1/13 (a)	1,060,875
1,590,000	BB-	Senior Notes, 6.500% due 3/15/08 (a)	1,601,925

		Total Diversified Consumer Services	3,390,750

Diversified Financial Services — 2.5%
1,020,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(c)	987,696
970,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)(c)	1,006,375
370,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	372,312
665,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	664,169
		CitiSteel USA Inc., Senior Secured Notes:
340,000	CCC+	12.949% due 9/1/10 (b)	352,750
315,000	NR	15.000% due 10/1/10 (c)(f)	373,275
2,600,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)(c)	2,717,000
1,000,000	AAA	Emeralds, Notes, Series 2006-1-O, 5.575% due 8/4/20 (a)(b)(c)	1,000,000
600,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	612,750
6,070,000	A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14 (a)	5,930,560
170,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	163,200
890,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (b)	899,228
745,000	B-	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	754,312
1,420,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (a)(c)	1,486,314
460,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	485,300
550,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	605,000
885,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	910,444

		Total Diversified Financial Services	19,320,685

Diversified Telecommunication Services — 2.4%
		Cincinnati Bell Inc.:
535,000	B-	Senior Notes, 7.000% due 2/15/15	537,675
845,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	870,350
70,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	63,700

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         7

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†		Rating‡	Security	Value

Diversified Telecommunication Services — 2.4% (continued)
			Citizens Communications Co., Senior Notes:
325,000		BB+	7.875% due 1/15/27 (c)	$330,687
500,000		BB+	9.000% due 8/15/31	541,250
1,000,000		A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	986,741
1,780,000		NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (e)(g)(h)	0
			Hawaiian Telcom Communications Inc.:
25,000		CCC+	Senior Notes, Series B, 10.889% due 5/1/13 (b)	25,813
1,035,000		CCC+	Senior Subordinated Notes, Series B, 12.500% due 5/1/15 (a)	1,130,737
510,000		B+	Inmarsat Finance PLC, 7.625% due 6/30/12	529,125
			Intelsat Bermuda Ltd., Senior Notes:
1,010,000		B+	9.250% due 6/15/16 (a)(c)	1,113,525
2,000,000		B	11.250% due 6/15/16 (a)(c)	2,270,000
1,820,000		BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	1,956,606
350,000		CCC-	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	378,875
			Level 3 Financing Inc., Senior Notes:
255,000		CCC-	11.800% due 3/15/11 (b)	271,575
165,000		CCC-	9.250% due 11/1/14 (c)	169,538
670,000		B	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (c)	723,600
			NTL Cable PLC, Senior Notes:
25,000		B-	8.750% due 4/15/14	26,063
820,000		B-	9.125% due 8/15/16	871,250
516,000		B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	558,570
135,000		B+	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	140,063
1,170,000		BB+	Qwest Corp., Senior Notes, 7.500% due 10/1/14 (a)	1,247,512
1,050,000		BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	975,949
4,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	361,345
600,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	654,440
90,000		B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (c)	104,175
1,610,000		BB-	Windstream Corp., 8.625% due 8/1/16 (a)	1,764,962

			Total Diversified Telecommunication Services	18,604,126

Electric Utilities — 1.3%
1,000,000		BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	1,012,366
1,790,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	1,687,299
3,230,000		BBB-	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31 (a)	3,688,883
454,966		BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	500,747
1,910,000		B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (a)	2,201,275
1,320,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	1,325,183

			Total Electric Utilities	10,415,753

See Notes to Financial Statements.

8         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Electronic Equipment & Instruments — 0.1%
		NXP BV/NXP Funding LLC:
215,000	B+	Senior Notes, 9.500% due 10/15/15 (c)	$223,331
690,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (c)	715,875

		Total Electronic Equipment & Instruments	939,206

Energy Equipment & Services — 0.2%
590,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (c)	600,325
88,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	88,660
310,000	CCC+	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (b)(c)	313,100
150,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	152,250
340,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	346,800

		Total Energy Equipment & Services	1,501,135

Food & Staples Retailing — 0.1%
1,118,146	BBB+	CVS Lease Pass Through Trust, 6.036% due 12/10/28 (a)(c)	1,103,013

Food Products — 0.2%
1,600,000	B-	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10 (a)	1,554,000

Gas Utilities — 0.2%
1,525,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13 (a)	1,490,688

Health Care Providers & Services — 2.0%
1,550,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13 (a)	1,689,500
1,710,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	1,739,925
		HCA Inc.:
3,505,000	B-	Debentures, 7.500% due 11/15/95 (a)	2,691,398
		Senior Notes:
56,000	B-	6.300% due 10/1/12	51,520
107,000	B-	6.500% due 2/15/16	90,683
		Senior Secured Notes:
920,000	BB-	9.250% due 11/15/16 (c)	979,800
2,430,000	BB-	9.625% due 11/15/16 (a)(c)	2,615,287
2,075,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (a)	2,129,469
		Tenet Healthcare Corp., Senior Notes:
3,400,000	CCC+	7.375% due 2/1/13 (a)	3,162,000
150,000	CCC+	6.875% due 11/15/31	118,125
180,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	184,950

		Total Health Care Providers & Services	15,452,657

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         9

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 2.4%
445,000	CCC	Buffets Inc., 12.500% due 11/1/14	$461,688
		Caesars Entertainment Inc., Senior Subordinated Notes:
1,150,000	B+	8.875% due 9/15/08 (a)	1,206,062
4,275,000	B+	8.125% due 5/15/11 (a)	4,547,531
350,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	362,250
285,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	310,650
1,825,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12 (a)	1,870,625
1,145,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	1,253,775
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
85,000	B	9.000% due 3/15/12	89,250
300,000	B	7.000% due 3/1/14	297,750
1,550,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	1,515,125
		Mandalay Resort Group, Senior Subordinated:
585,000	B+	Debentures, 7.625% due 7/15/13	582,075
1,725,000	B+	Notes, Series B, 10.250% due 8/1/07 (a)	1,765,969
2,500,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13 (a)	2,656,250
120,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	128,700
325,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (c)	333,125
		Snoqualmie Entertainment Authority:
160,000	B	Notes, 9.125% due 2/1/15 (c)	162,800
165,000	B	Senior Notes, 9.150% due 2/1/14 (b)(c)	166,856
945,000	B+	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	968,625

		Total Hotels, Restaurants & Leisure	18,679,106

Household Durables — 0.7%
110,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	113,575
		Beazer Homes USA Inc., Senior Notes:
105,000	BB	6.875% due 7/15/15	101,588
600,000	BB	8.125% due 6/15/16	627,000
1,800,000	BB	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17 (a)	1,908,000
1,045,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (a)	1,084,187
690,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.817% due 9/1/12	610,650
1,000,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (a)	1,055,000

		Total Household Durables	5,500,000

Household Products — 0.1%
		Nutro Products Inc.:
160,000	CCC	Senior Notes, 9.400% due 10/15/13 (b)(c)	166,000
405,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (c)	445,500

		Total Household Products	611,500

See Notes to Financial Statements.

10         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 4.6%
		AES Corp., Senior Notes:
3,210,000	B	8.750% due 6/15/08 (a)	$3,322,350
5,695,000	B	9.500% due 6/1/09 (a)	6,065,175
2,080,000	B	9.375% due 9/15/10 (a)	2,256,800
3,530,000	B	8.875% due 2/15/11 (a)	3,794,750
12,493,000	B	7.750% due 3/1/14 (a)	13,211,347
		Edison Mission Energy, Senior Notes:
275,000	BB-	7.730% due 6/15/09	284,625
45,000	BB-	7.500% due 6/15/13	46,913
950,000	BB-	7.750% due 6/15/16 (a)	1,009,375
1,100,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)	1,127,500
		NRG Energy Inc., Senior Notes:
575,000	B-	7.250% due 2/1/14	577,875
2,735,000	B-	7.375% due 2/1/16 (a)	2,745,256
		TXU Corp., Senior Notes:
510,000	BB+	Series P, 5.550% due 11/15/14	482,567
740,000	BB+	Series R, 6.550% due 11/15/34	681,617

		Total Independent Power Producers & Energy Traders	35,606,150

Industrial Conglomerates — 1.6%
		Tyco International Group SA, Notes:
3,250,000	BBB+	6.000% due 11/15/13 (a)	3,398,356
7,730,000	BBB+	6.875% due 1/15/29 (a)	8,960,438

		Total Industrial Conglomerates	12,358,794

Insurance — 0.2%
1,325,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13 (a)	1,437,625

Internet & Catalog Retail — 0.1%
250,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	254,375
755,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	760,663

		Total Internet & Catalog Retail	1,015,038

IT Services — 0.3%
90,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	93,486
		SunGard Data Systems Inc.:
525,000	B-	Senior Notes, 9.125% due 8/15/13	555,188
1,410,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	1,522,800

		Total IT Services	2,171,474

Leisure Equipment & Products — 2.5%
18,150,000	B	Eastman Kodak Co., 7.250% due 11/15/13 (a)	18,378,527
790,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	782,100

		Total Leisure Equipment & Products	19,160,627

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         11

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Machinery — 0.2%
440,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	$477,400
816,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.749% due 4/15/14	746,640

		Total Machinery	1,224,040

Media — 5.1%
2,050,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10 (a)	2,214,000
		Affinion Group Inc.:
1,135,000	B-	Senior Notes, 10.125% due 10/15/13 (a)	1,225,800
140,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	151,200
		AMC Entertainment Inc.:
165,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	174,281
1,640,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16 (a)	1,861,400
51,000	CCC(i)	CCH I Holdings LLC, Senior Notes, 11.000% due 10/1/15	52,785
1,090,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14 (a)	1,043,675
1,580,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	1,639,250
		CCH II LLC/CCH II Capital Corp., Senior Notes:
1,380,000	CCC-	10.250% due 9/15/10 (a)	1,440,375
629,000	CCC(i)	10.250% due 10/1/13	676,175
205,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	197,825
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
65,000	CCC-	9.920% due 4/1/11	62,075
350,000	CCC-	11.750% due 5/15/11	341,250
640,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (c)	659,200
2,175,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	2,481,236
		Comcast Corp., Notes:
1,370,000	BBB+	6.500% due 1/15/15 (a)	1,434,823
690,000	BBB+	6.500% due 1/15/17	723,478
		CSC Holdings Inc.:
1,625,000	B+	Senior Debentures, Series B, 8.125% due 8/15/09 (a)	1,692,031
1,025,000	B+	Senior Notes, Series B, 7.625% due 4/1/11 (a)	1,060,875
634,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	698,985
2,417,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (a)	2,640,572
1,381,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (a)	1,451,776

See Notes to Financial Statements.

12         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Media — 5.1% (continued)
		EchoStar DBS Corp., Senior Notes:
645,000	BB-	7.000% due 10/1/13	$649,031
2,250,000	BB-	6.625% due 10/1/14 (a)	2,210,625
2,200,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11 (a)	2,301,750
180,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (b)(c)	188,100
305,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	341,981
600,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	594,000
609,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	656,198
690,000	BBB	News America Inc., 6.200% due 12/15/34	671,549
835,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	855,875
410,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	418,200
925,000	B	R.H. Donnelley Corp., Senior Notes, Series A-3, 8.875% due 1/15/16	973,563
950,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12 (a)	1,037,875
300,000	B+	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (c)	321,000
		Rogers Cable Inc.:
1,135,000	BB+	Secured Notes, 5.500% due 3/15/14 (a)	1,091,063
100,000	BB+	Senior Secured Second Priority Notes, 6.250% due 6/15/13	100,625
520,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	536,900
2,150,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (a)	2,417,013
		XM Satellite Radio Inc., Senior Notes:
310,000	CCC	9.871% due 5/1/13 (b)	304,575
305,000	CCC	9.750% due 5/1/14	308,050

		Total Media	39,901,040

Metals & Mining — 0.6%
1,570,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	1,740,737
245,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14	260,925
370,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (c)	381,100
		Vale Overseas Ltd., Notes:
60,000	BBB	8.250% due 1/17/34	71,529
1,880,000	BBB	6.875% due 11/21/36 (a)	1,918,091

		Total Metals & Mining	4,372,382

Multi-Utilities — 0.3%
475,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	499,366
1,980,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	2,001,346

		Total Multi-Utilities	2,500,712

Multiline Retail — 0.2%
		Neiman Marcus Group Inc.:
250,000	B-	Senior Notes, 9.000% due 10/15/15	275,000
1,145,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15 (a)	1,285,263

		Total Multiline Retail	1,560,263

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         13

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†		Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 9.3%
1,670,000		BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (a)	$1,864,463
			Anadarko Petroleum Corp., Senior Notes:
1,860,000		BBB-	5.760% due 9/15/09 (a)(b)	1,866,025
450,000		BBB-	5.950% due 9/15/16	446,885
1,455,000		CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a)	1,491,375
			Chesapeake Energy Corp., Senior Notes:
1,135,000		BB	6.625% due 1/15/16 (a)	1,109,462
450,000		BB	6.500% due 8/15/17	432,000
1,680,000		AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (a)	1,662,415
1,625,000		BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12 (a)	1,708,281
315,000		B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	317,363
4,000,000		A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	4,512,848
1,620,000		BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (a)	1,958,664
			El Paso Corp.:
			Medium-Term Notes:
10,456,000		B	7.800% due 8/1/31 (a)	11,214,060
13,020,000		B	7.750% due 1/15/32 (a)	13,963,950
4,000,000		B	Notes, 7.875% due 6/15/12 (a)	4,250,000
670,000		BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (b)	733,137
1,575,000		B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	1,606,500
1,350,000		BBB	Gaz Capital SA, Notes, 8.625% due 4/28/34 (a)	1,693,440
			Gazprom:
			Bonds:
39,630,000	RUB	NR	Series A7, 6.790% due 10/29/09 (a)	1,496,642
13,210,000	RUB	NR	Series A8, 7.000% due 10/27/11	497,635
2,220,000		BBB	Loan Participation Notes, 6.212% due 11/22/16 (a)(c)	2,195,580
825,000		B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	802,313
730,000		CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	722,700
1,200,000		BBB-	Kerr-McGee Corp., 6.950% due 7/1/24 (a)	1,266,632
			Kinder Morgan Energy Partners LP:
280,000		BBB	6.750% due 3/15/11	291,918
			Senior Notes:
280,000		BBB	6.300% due 2/1/09	283,614
35,000		BBB	7.125% due 3/15/12	37,273
325,000		BBB	5.000% due 12/15/13	311,274
530,000		B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	516,750
155,000		BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	158,100
325,000		BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (c)	341,250
			Pemex Project Funding Master Trust:
525,000		BBB	5.750% due 12/15/15	512,531
866,000		BBB	Bonds, 6.625% due 6/15/35	862,752
680,000		B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	707,200

See Notes to Financial Statements.

14         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 9.3% (continued)
		Pogo Producing Co., Senior Subordinated Notes:
560,000	B+	7.875% due 5/1/13	$567,000
435,000	B+	Series B, 8.250% due 4/15/11	444,244
1,580,000	B1(j)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)	1,591,850
55,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	54,175
705,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	692,663
1,490,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12 (a)	1,571,950
650,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	643,500
		Williams Cos. Inc., Notes:
2,000,000	BB-	7.125% due 9/1/11 (a)	2,085,000
2,375,000	BB-	7.875% due 9/1/21 (a)	2,565,000
200,000	BB-	8.750% due 3/15/32	228,500

		Total Oil, Gas & Consumable Fuels	72,278,914

Paper & Forest Products — 0.7%
1,500,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14 (a)	1,567,500
		NewPage Corp.:
		Senior Secured Notes:
20,000	B-	10.000% due 5/1/12	21,900
1,035,000	B-	11.621% due 5/1/12 (a)(b)	1,138,500
300,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	328,500
355,000	B+	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (c)	374,525
1,820,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	1,914,230

		Total Paper & Forest Products	5,345,155

Pharmaceuticals — 0.4%
1,225,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (a)	1,280,125
1,600,000	B+	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11 (a)	1,544,000

		Total Pharmaceuticals	2,824,125

Real Estate Investment Trusts (REITs) — 0.2%
40,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	41,300
375,000	BB	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	367,969
390,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	385,125
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
255,000	BB+	7.125% due 6/1/15	264,562
235,000	BB+	6.500% due 6/1/16	236,175
610,000	BB+	6.750% due 4/1/17	622,200

		Total Real Estate Investment Trusts (REITs)	1,917,331

Real Estate Management & Development — 0.0%
220,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	212,300

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         15

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Road & Rail — 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
960,000	B-	9.375% due 5/1/12 (a)	$1,029,600
140,000	B-	12.500% due 6/15/12	151,900
		Hertz Corp.:
450,000	B	8.875% due 1/1/14	480,375
2,635,000	B	10.500% due 1/1/16 (a)	2,977,550
220,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	224,125

		Total Road & Rail	4,863,550

Semiconductors & Semiconductor Equipment — 0.1%
985,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (c)	985,000

Software — 0.2%
670,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (c)	653,250
1,034,703	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(c)(f)	1,060,571

		Total Software	1,713,821

Specialty Retail — 0.1%
660,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	661,650
195,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	217,181
265,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (b)	258,375

		Total Specialty Retail	1,137,206

Textiles, Apparel & Luxury Goods — 0.3%
2,065,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (a)	2,240,525

Thrifts & Mortgage Finance — 0.5%
3,920,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (a)	4,145,400

Tobacco — 0.4%
240,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	260,400
3,030,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (a)	3,287,338

		Total Tobacco	3,547,738

Trading Companies & Distributors — 0.3%
605,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	650,375
445,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	472,812
1,030,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(c)	1,130,425
445,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (c)	449,975

		Total Trading Companies & Distributors	2,703,587

Wireless Telecommunication Services — 1.5%
1,375,000	BBB	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15 (a)	1,410,510
130,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	137,475

See Notes to Financial Statements.

16         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Wireless Telecommunication Services — 1.5% (continued)
360,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	$380,700
		Rural Cellular Corp.:
510,000	B	Secured Notes, 8.250% due 3/15/12	534,225
1,215,000	CCC	Senior Notes, 9.875% due 2/1/10 (a)	1,293,975
		Sprint Capital Corp., Senior Notes:
2,350,000	BBB	8.375% due 3/15/12 (a)	2,610,521
4,425,000	BBB	6.875% due 11/15/28 (a)	4,416,933
1,350,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (a)(c)	1,336,500

		Total Wireless Telecommunication Services	12,120,839

		TOTAL CORPORATE BONDS & NOTES (Cost — $435,558,734)	450,428,593

ASSET-BACKED SECURITIES — 7.1%
Diversified Financial Services — 0.0%
9,215,241	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (e)(g)(h)	0

Home Equity — 6.1%
4,421,523	AAA	Ace Securities Corp., Series 2006-GP1, Class A, 5.480% due 2/25/31 (a)(b)	4,424,881
1,152,472	A+	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.550% due 8/25/32 (a)(b)	1,160,270
2,290,094	A	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 7.220% due 4/15/33 (a)(b)	2,293,549
3,820,000	AA	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.600% due 6/25/34 (a)(b)	3,874,108
54,996	AAA	Countrywide Home Equity Loan Trust, Series 2002-F, Class A, 5.670% due 11/15/28 (b)	55,365
4,301,289	AAA	GSAMP Trust, Series 2006-S4, Class A1, 5.410% due 5/25/36 (a)(b)	4,304,152
6,188,891	AAA	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.480% due 6/25/36 (a)(b)	6,192,738
4,617,193	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.410% due 8/25/36 (a)(b)	4,620,067
28,006	BBB-(i)	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	27,857
2,880,000	A+	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.325% due 2/25/34 (a)(b)	2,896,131
122,600	AAA	Provident Bank Home Equity Loan Trust, Series 1999-3, Class A3, 5.740% due 1/25/31 (b)	122,726
6,412,470	AAA	RAAC, Series 2006-RP2, Class A, 5.600% due 2/25/37 (a)(b)(c)	6,416,442
5,961,351	AAA	SACO I Trust, Series 2006-6, Class A, 5.450% due 6/25/36 (a)(b)	5,965,055
		Sail Net Interest Margin Notes:
97,034	BB	Series 2003-003, Class A, 7.750% due 4/27/33 (c)	18,436
178,451	BB	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	53,395
5,263,687	AAA	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(c)	5,266,545

		Total Home Equity	47,691,717

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         17

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Other — 0.0%
6,858,309	C(j)	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 6.740% due 11/1/35 (b)(c)(e)(g)(h)	$0

Student Loan — 1.0%
8,100,000	AAA	SLM Student Loan Trust, Series 2006-5, Class A2, 5.367% due 7/25/17 (a)(b)	8,104,950

		TOTAL ASSET-BACKED SECURITIES (Cost — $69,502,970)	55,796,667

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
468,137	AAA	Banc of America Mortgage Securities, Series 2005-C, Class 2A1, 4.709% due 4/25/35 (b)	460,488
5,298,484	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)(c)	5,300,809
		Countrywide Alternative Loan Trust:
968,032	AAA	Series 2005-63, Class 1A1, 5.469% due 12/25/35 (b)	966,725
1,343,209	AAA	Series 2005-72, Class A1, 5.620% due 1/25/36 (a)(b)	1,345,896
516,437	AAA	Countrywide Home Loans Pass-Through Certificates, Series 2006-HYB3, Class 2A1A, 5.751% due 5/20/36 (b)	518,966
500,686	AAA	GMAC Mortgage Corporation Loan Trust, Series 2005-AR5, Class 3A1, 5.048% due 9/19/35 (b)	496,341
2,582,839	AAA	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC, IO, 5.500% due 2/16/28 (g)	95,860
7,570,491	AAA	Indymac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A, 5.550% due 6/25/47 (a)(b)	7,566,843
984,189	AAA	JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.979% due 8/25/35 (b)	971,462
1,235,428	AAA	Lehman XS Trust, Series 2005-7N, Class 3A1, 5.630% due 12/25/35 (a)(b)	1,237,764
6,796,555	AAA	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.540% due 5/25/46 (a)(b)	6,791,634
		MASTR Adjustable Rate Mortgage Trust:
559,158	AAA	Series 2006-2, Class 3A1, 4.847% due 1/25/36 (b)	551,806
5,885,339	AAA	Series 2006-OA1, Class 1A1, 5.560% due 4/25/46 (a)(b)	5,890,756
3,553,224	BBB(i)	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (a)(b)(c)	3,084,983
113,590	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A1, Class 2A1, 4.552% due 12/25/34 (b)	111,967
2,740,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.660% due 5/12/39 (a)(b)	2,785,385
		Morgan Stanley Mortgage Loan Trust:
1,006,122	AAA	Series 2004-8AR, Class 4A1, 5.372% due 10/25/34 (a)(b)	1,002,373
6,508,338	AAA	Series 2006-8AR, Class 4A1, 5.447% due 6/25/36 (a)(b)	6,484,908
6,492,803	AAA	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.540% due 9/25/46 (a)(b)	6,499,623
		Structured Asset Mortgage Investments Inc.:
674,343	AAA	Series 2005-AR3, Class 2A1, 7.310% due 8/25/35 (b)	687,695
7,343,008	AAA	Series 2006-AR6, Class 1A3, 5.510% due 7/25/36 (a)(b)	7,361,508

See Notes to Financial Statements.

18         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7% (continued)
		Washington Mutual Inc.:
952,673	AAA	Series 2005-AR07, Class A4, 4.925% due 8/25/35 (b)	$939,817
486,658	AAA	Series 2005-AR12, Class 1A1, 4.838% due 10/25/35 (b)	479,784
1,031,799	AAA	Series 2005-AR14, Class 1A4, 5.068% due 12/25/35 (a)(b)	1,019,842
		Series 2005-AR17:
5,586,640	AAA	Class A1A1, 5.590% due 12/25/45 (a)(b)	5,606,005
1,362,595	AAA	Class A1A2, 5.610% due 12/25/45 (a)(b)	1,368,088
6,277,507	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 6/25/36 (a)(b)	6,273,691

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $76,426,966)	75,901,019

CONVERTIBLE NOTE — 0.1%
Diversified Financial Services — 0.1%
450,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $450,000)	513,000

MORTGAGE-BACKED SECURITIES — 26.8%
FHLMC — 3.7%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
744,502		6.500% due 9/1/31-12/1/31	762,087
28,800,000		5.000% due 3/13/37 (k)(l)	27,666,000

		Total FHLMC	28,428,087

FNMA — 18.4%
		Federal National Mortgage Association (FNMA):
2,485,383		6.500% due 4/1/15-5/1/31	2,547,221
1,780,051		5.500% due 10/1/16-12/1/16	1,777,677
991,771		5.500% due 11/1/16 (a)	990,448
48,650,000		6.000% due 2/15/22-2/12/37 (k)(l)	48,836,187
24,200,000		5.500% due 2/15/22-3/13/37 (k)(l)	23,832,950
2,116,509		7.000% due 8/1/29-5/1/32	2,180,342
3,484,349		7.500% due 9/1/29-3/1/32	3,627,509
12,794,581		6.000% due 4/1/32-6/1/32	12,886,973
48,650,000		5.000% due 2/12/37-3/13/37 (k)(l)	46,688,821

		Total FNMA	143,368,128

GNMA — 4.7%
		Government National Mortgage Association (GNMA):
5,048,495		6.500% due 5/15/28-8/15/34	5,184,254
2,749,421		7.000% due 3/15/29-3/15/32	2,843,854
906,382		7.500% due 1/15/30-9/15/31	946,342
2,629,619		6.500% due 8/15/34 (a)	2,694,992
25,000,000		6.000% due 2/20/37 (k)(l)	25,242,200

		Total GNMA	36,911,642

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $207,830,157)	208,707,857

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         19

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

SOVEREIGN BONDS — 4.7%
Brazil — 1.4%
8,327,000	BBB	Federative Republic of Brazil, 11.000% due 8/17/40 (a)	$10,956,250

Colombia — 0.1%
		Republic of Colombia:
35,000	BB	10.000% due 1/23/12	40,950
450,000	BB	10.750% due 1/15/13	553,613
358,000	BB	8.125% due 5/21/24	408,120

		Total Colombia	1,002,683

Italy — 0.5%
4,200,000	A+	Region of Lombardy, 5.804% due 10/25/32 (a)	4,292,501

Mexico — 0.4%
2,613,000	BBB	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34 (a)	2,777,619

Panama — 0.5%
		Republic of Panama:
2,113,000	BB	9.375% due 4/1/29 (a)	2,775,954
786,000	BB	6.700% due 1/26/36	803,685

		Total Panama	3,579,639

Russia — 1.8%
12,412,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)	13,816,107

		TOTAL SOVEREIGN BONDS (Cost — $35,325,288)	36,424,799

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.6%
U.S. Government Agencies — 0.3%
1,630,000		Federal Home Loan Bank (FHLB), Bonds, 5.400% due 1/2/09	1,627,940
380,000		Federal National Mortgage Association (FNMA), Notes, 5.400% due 4/13/09	379,941

		Total U.S. Government Agencies	2,007,881

U.S. Government Obligations — 0.3%
		U.S. Treasury Bonds:
940,000		4.875% due 2/15/17	942,436
580,000		4.500% due 2/15/36	542,301
280,000		4.875% due 2/15/37	283,449
		U.S. Treasury Notes:
680,000		4.500% due 9/30/11	670,969
100,000		4.625% due 11/15/16	98,484

		Total U.S. Government Obligations	2,537,639

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,541,616)	4,545,520

See Notes to Financial Statements.

20         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.6%
	U.S. Treasury Bonds, Inflation Indexed:
1,116,808	2.000% due 1/15/16 (a)	$1,081,166
994,974	2.000% due 1/15/26	933,372
1,338,965	2.375% due 1/15/27 (a)	1,332,429
1,470,936	3.875% due 4/15/29 (a)	1,847,576
	U.S. Treasury Notes, Inflation Indexed:
368,616	3.875% due 1/15/09	378,724
2,340,096	0.875% due 4/15/10 (a)	2,225,742
1,756,348	2.375% due 4/15/11 (a)	1,752,164
631,954	1.875% due 7/15/15	607,244
2,182,675	2.000% due 1/15/17 (a)	2 ,178,413

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $12,299,730)	12,336,830

Shares
COMMON STOCKS (g)(h) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,226,577	Home Interiors & Gifts Inc.*	12,266

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
24,971	Aurora Foods Inc.*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
1,585	Outsourcing Solutions Inc.*	6,736

MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp.*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares*	0
19,250	Pagemart Wireless*	193

	TOTAL TELECOMMUNICATION SERVICES	193

	TOTAL COMMON STOCKS (Cost — $1,211,462)	19,195

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
20	ION Media Networks Inc. (f) (Cost — $149,000)	152,000

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         21

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.2%
65,600	General Motors Corp., Senior Debentures, Series C, 6.250% due 7/15/33 (a)	$1,564,560

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
1,663	Chesapeake Energy Corp., Convertible	424,065

TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
18,000	Crown Castle International Corp., 6.250% due 8/15/12 (a)	1,008,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,479,874)	2,996,625

Contracts
PURCHASED OPTIONS — 0.4%
144	Eurodollar Futures, Call @ $94.00, expires 3/19/07	226,800
332	Eurodollar Futures, Call @ $94.00, expires 6/18/07	543,650
570	Eurodollar Futures, Call @ $94.00, expires 9/17/07	1,061,625
9	Eurodollar Futures, Call @ $94.50, expires 9/17/07	6,637
198	Eurodollar Futures, Call @ $94.63, expires 3/19/07	7,425
245	Eurodollar Futures, Call @ $94.75, expires 3/19/07	3,063
188	Eurodollar Futures, Call @ $94.75, expires 6/18/07	21,150
4	Eurodollar Futures, Call @ $94.75, expires 9/17/07	1,400
66	Eurodollar Futures, Call @ $95.00, expires 9/17/07	12,375
159	Eurodollar Futures, Put @ $93.00, expires 3/19/07	994
100	Eurodollar Futures, Put @ $94.00, expires 3/19/07	625
64	Eurodollar Futures, Put @ $95.50, expires 3/19/07	139,200
38	Eurodollar Midcurve Futures, Call @ $95.00, expires 3/16/07	5,225
838	Japanese Yen Futures, Call @ $86.00, expires 3/9/07	178,075
25	U S Treasury Bonds Futures, Call @ $110.00, expires 2/23/07	17,578
88	U.S. Treasury Notes 5-year Futures, Call @101.50, expires 2/23/07	266,750
230	U.S. Treasury Notes 5-year Futures, Call @102.00, expires 2/23/07	582,187

	TOTAL PURCHASED OPTIONS (Cost — $4,945,605)	3,074,759

Warrants
WARRANTS (c)(g)(h) — 0.0%
2,095	Cybernet Internet Services International Inc., Expires 7/1/09*	0
1,780	GT Group Telecom Inc., Class B Shares, Expires 2/1/10*	0
1,000	IWO Holdings Inc., Expires 1/15/11*	0
250	Jazztel PLC, Expires 7/15/10*	0
1,865	Merrill Corp., Class B Shares, Expires 5/1/09*	0

	TOTAL WARRANTS (Cost — $339,675)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $851,061,077)	850,896,864

See Notes to Financial Statements.

22         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value

SHORT-TERM INVESTMENTS — 11.8%
Sovereign Bonds — 1.1%
		Egypt Treasury Bills:
47,425,000	EGP	Zero coupon bond to yield 9.389% due 10/30/07	$7,775,006
2,700,000	EGP	Series 364, zero coupon bond to yield 9.339% due 11/6/07	442,054

		Total Sovereign Bonds (Cost — $8,169,955)	8,217,060

U.S. Government Agency — 0.3%
2,200,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (m)(n) (Cost — $2,156,000)	2,155,428

Repurchase Agreement — 10.4%
81,532,000		Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity — $81,543,867; (Fully collateralized by various U.S government agency obligation 5.25% due 4/18/16; Market value — $83,163,578) (a) (Cost — $81,532,000)	81,532,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $91,857,955)	91,904,488

		TOTAL INVESTMENTS — 120.9% (Cost — $942,919,032#)	942,801,352
		Liabilities in Excess of Other Assets — (20.9)%	(162,702,929)

		TOTAL NET ASSETS — 100.0%	$780,098,423

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is currently in default.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Illiquid security.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(i)	Rating by Fitch Ratings Service.

(j)	Rating by Moody’s Investors Service.

(k)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(l)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3 ).

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 25 and 26 for definitions of ratings.

Abbreviations used in this schedule:
EGP	— Egyptian Pound
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
MXN	— Mexican Peso
PAC	— Planned Amortization Class
RUB	— Russian Ruble
SAIL	— Structured Asset Investment Loan

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         23

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
144	Eurodollar Futures, Call	3/9/07	$1.34	$27,000
26	Eurodollar Futures, Call	3/19/07	95.13	162
35	Eurodollar Futures, Call	9/17/07	95.25	3,063
110	Eurodollar Futures, Put	3/19/07	94.50	688
45	Eurodollar Futures, Put	3/19/07	94.63	1,125
180	U.S. Treasury Bonds Futures, Call	2/23/07	111.00	56,250
13	U.S. Treasury Bonds Futures, Call	2/23/07	113.00	406
157	U.S. Treasury Bonds Futures, Call	2/23/07	114.00	2,453
225	U.S. Treasury Bonds Futures, Call	2/23/07	115.00	3,516
74	U.S. Treasury Bonds Futures, Call	2/23/07	116.00	1,156
46	U.S. Treasury Bonds Futures, Call	5/25/07	112.00	28,750
121	U.S. Treasury Bonds Futures, Call	5/25/07	113.00	49,156
145	U.S. Treasury Bonds Futures, Call	5/25/07	115.00	22,656
203	U.S. Treasury Bonds Futures, Put	2/23/07	109.00	60,266
84	U.S. Treasury Bonds Futures, Put	2/23/07	113.00	244,125
37	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	107.00	10,406
36	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	109.00	563
62	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	111.00	969
37	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	107.00	23,125
158	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	108.00	64,187
111	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	109.00	20,812
72	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	110.00	6,750

	TOTAL OPTIONS WRITTEN (Premiums received — $1,132,701)			$627,584

See Notes to Financial Statements.

24         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         25

Bond Ratings (unaudited)(continued)

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC

and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

26         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (January 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $861,387,032)	$861,269,352
Repurchase agreement, at value (Cost — $81,532,000)	81,532,000
Cash	1,754
Receivable for securities sold	101,250,614
Dividends and interest receivable	10,481,730
Receivable for Fund shares sold	549,097
Receivable from manager	11,533
Prepaid expenses	336,549

Total Assets	1,055,432,629

LIABILITIES:
Payable for securities purchased	270,070,418
Payable to broker — variation margin on open futures contracts	1,324,230
Distributions payable	1,261,849
Payable for Fund shares repurchased	904,260
Options written, at value (premium received $1,132,701)	627,584
Investment management fee payable	433,072
Distribution fees payable	331,406
Deferred dollar roll income	38,018
Deferred compensation payable	29,560
Trustees’ fees payable	27,862
Accrued expenses	285,947

Total Liabilities	275,334,206

Total Net Assets	$780,098,423

NET ASSETS:
Par value (Note 6)	$113,910
Paid-in capital in excess of par value	1,089,288,244
Undistributed net investment income	10,254,126
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(319,307,689)
Net unrealized depreciation on investments, futures contracts, options written and foreign currencies	(250,168)

Total Net Assets	$780,098,423

Shares Outstanding:
Class A	79,589,209

Class B	15,743,995

Class C	15,453,837

Class I(1)	3,123,418

Net Asset Value:
Class A (and redemption price)	$6.84

Class B *	$6.88

Class C *	$6.85

Class I(1) (and redemption price)	$6.85

Maximum Public Offering Price Per Share:
Class A(2) (based on maximum initial sales charge of 4.25%)	$7.14

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(2)	Class A shares maximum initial sales charge decreased from 4.50% to 4.25% on November 20, 2006.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         27

Statement of Operations (For the six months ended January 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$27,445,926
Dividends	56,119

Total Investment Income	27,502,045

EXPENSES:
Investment management fee (Note 2)	2,592,768
Distribution fees (Notes 2 and 4)	1,526,272
Transfer agent fees (Note 4)	369,426
Restructuring and reorganization fees (Note 11)	128,818
Trustees’ fees (Note 11)	36,491
Shareholder reports (Note 4)	34,595
Registration fees	28,464
Audit and tax	19,807
Custody fees	17,284
Legal fees	13,648
Insurance	8,526
Miscellaneous expenses	1,501

Total Expenses	4,777,600
Less: Fee waivers and/or expense reimbursements (Notes 2 and 11)	(12,729)

Net Expenses	4,764,871

Net Investment Income	22,737,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	1,873,925
Futures contracts	9,393,465
Options written	1,452,523
Foreign currency transactions	(977)

Net Realized Gain	12,718,936

Change in Net Unrealized Appreciation/Depreciation From:
Investments	13,209,952
Futures contracts	(1,063,645)
Options written	(49,605)
Foreign currencies	(251)

Change in Net Unrealized Appreciation/Depreciation	12,096,451

Net Gain on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	24,815,387

Increase in Net Assets From Operations	$47,552,561

See Notes to Financial Statements.

28         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended January 31, 2007 (unaudited) and the year ended July 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$22,737,174	$48,489,792
Net realized gain (loss)	12,718,936	(2,687,222)
Change in net unrealized appreciation/depreciation	12,096,451	(29,753,831)

Increase in Net Assets From Operations	47,552,561	16,048,739

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(23,395,936)	(49,826,659)

Decrease in Net Assets From Distributions to Shareholders	(23,395,936)	(49,826,659)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	58,705,540	117,729,648
Reinvestment of distributions	15,019,253	30,784,953
Cost of shares repurchased	(115,089,594)	(393,357,041)

Decrease in Net Assets From Fund Share Transactions	(41,364,801)	(244,842,440)

Decrease in Net Assets	(17,208,176)	(278,620,360)
NET ASSETS:
Beginning of period	797,306,599	1,075,926,959

End of period*	$780,098,423	$797,306,599

* Includes undistributed net investment income of:	$10,254,126	$10,912,888

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         29

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$6.64		$6.89		$6.69		$6.52		$6.32	$6.74

Income (Loss) From Operations:
Net investment income	0.20		0.37		0.38		0.38		0.37	0.41
Net realized and unrealized gain (loss)	0.21		(0.23)		0.18		0.13		0.22	(0.39)

Total Income From Operations	0.41		0.14		0.56		0.51		0.59	0.02

Less Distributions From:
Net investment income	(0.21)		(0.39)		(0.36)		(0.34)		(0.37)	(0.37)
Return of capital	—		—		—		—		(0.02)	(0.07)

Total Distributions	(0.21)		(0.39)		(0.36)		(0.34)		(0.39)	(0.44)

Net Asset Value, End of Period	$6.84		$6.64		$6.89		$6.69		$6.52	$6.32

Total Return(3)	6.17%		2.06%		8.49	%(4)	7.93%		9.53%	0.32%

Net Assets, End of Period (000s)	$544,444		$532,121		$585,940		$581,193		$595,373	$612,665

Ratios to Average Net Assets:
Gross expenses	1.05	%(5)(6)	1.01%		1.04%		1.02%		1.02%	1.04%
Net expenses	1.05	(5)(6)(7)	0.99	(7)	1.01	(7)	1.02		1.02	1.04
Net investment income	5.85	(6)	5.54		5.54		5.67		5.64	6.14

Portfolio Turnover Rate	56	%(8)	202	%(8)	61	%(8)	48	%(8)	311%	211%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.01% and 1.01%, respectively (Note 11).

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 165%, 513%, 368% and 357% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

30         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$6.68		$6.93		$6.72		$6.55		$6.35	$6.77

Income (Loss) From Operations:
Net investment income	0.18		0.34		0.35		0.35		0.34	0.37
Net realized and unrealized gain (loss)	0.21		(0.24)		0.18		0.13		0.22	(0.38)

Total Income (Loss) From Operations	0.39		0.10		0.53		0.48		0.56	(0.01)

Less Distributions From:
Net investment income	(0.19)		(0.35)		(0.32)		(0.31)		(0.34)	(0.34)
Return of capital	—		—		—		—		(0.02)	(0.07)

Total Distributions	(0.19)		(0.35)		(0.32)		(0.31)		(0.36)	(0.41)

Net Asset Value, End of Period	$6.88		$6.68		$6.93		$6.72		$6.55	$6.35

Total Return(3)	5.85%		1.52%		8.05	%(4)	7.35%		8.90%	(0.22)%

Net Assets, End of Period (000s)	$108,336		$139,363		$232,610		$317,760		$435,139	$545,993

Ratios to Average Net Assets:
Gross expenses	1.62	%(5)(6)	1.54%		1.54%		1.54%		1.51%	1.51%
Net expenses	1.61	(5)(6)(7)	1.53	(7)	1.50	(7)	1.54		1.51	1.51
Net investment income	5.28	(6)	4.96		5.06		5.16		5.17	5.71

Portfolio Turnover Rate	56	%(8)	202	%(8)	61	%(8)	48	%(8)	311%	211%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.58% and 1.58%, respectively (Note 11).

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.
(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 165%, 513%, 368% and 357% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         31

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$6.65		$6.90		$6.70		$6.53		$6.34	$6.76

Income (Loss) From Operations:
Net investment income	0.18		0.34		0.34		0.35		0.33	0.37
Net realized and unrealized gain (loss)	0.21		(0.24)		0.18		0.13		0.22	(0.38)

Total Income (Loss) From Operations	0.39		0.10		0.52		0.48		0.55	(0.01)

Less Distributions From:
Net investment income	(0.19)		(0.35)		(0.32)		(0.31)		(0.34)	(0.34)
Return of capital	—		—		—		—		(0.02)	(0.07)

Total Distributions	(0.19)		(0.35)		(0.32)		(0.31)		(0.36)	(0.41)

Net Asset Value, End of Period	$6.85		$6.65		$6.90		$6.70		$6.53	$6.34

Total Return(3)	5.90%		1.54%		7.95	%(4)	7.43%		8.84%	(0.16)%

Net Assets, End of Period (000s)	$105,916		$108,003		$127,225		$138,059		$142,647	$145,921

Ratios to Average Net Assets:
Gross expenses	1.55	%(5)(6)	1.52%		1.55%		1.55%		1.50%	1.51%
Net expenses	1.55	(5)(6)(7)	1.50	(7)	1.52	(7)	1.55		1.50	1.51
Net investment income	5.35	(6)	5.03		5.03		5.21		5.16	5.68

Portfolio Turnover Rate	56	%(8)	202	%(8)	61	%(8)	48	%(8)	311%	211%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.51% and 1.51%, respectively (Note 11).

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 165%, 513%, 368% and 357% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

32         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class I Shares(1)(2)	2007(3)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$6.65		$6.90		$6.69		$6.52		$6.33	$6.74

Income (Loss) From Operations:
Net investment income	0.21		0.39		0.40		0.40		0.39	0.43
Net realized and unrealized gain (loss)	0.21		(0.23)		0.19		0.13		0.21	(0.38)

Total Income From Operations	0.42		0.16		0.59		0.53		0.60	0.05

Less Distributions From:
Net investment income	(0.22)		(0.41)		(0.38)		(0.36)		(0.39)	(0.39)
Return of capital	—		—		—		—		(0.02)	(0.07)

Total Distributions	(0.22)		(0.41)		(0.38)		(0.36)		(0.41)	(0.46)

Net Asset Value, End of Period	$6.85		$6.65		$6.90		$6.69		$6.52	$6.33

Total Return(4)	6.34%		2.38%		9.01	%(5)	8.28%		9.71%	0.80%

Net Assets, End of Period (000s)	$21,402		$17,820		$130,152		$133,440		$127,327	$130,326

Ratios to Average Net Assets:
Gross expenses	0.71	%(6)(7)	0.67%		0.68%		0.68%		0.67%	0.68%
Net expenses	0.71	(6)(7)(8)	0.67	(8)	0.65	(8)	0.68		0.67	0.68
Net investment income	6.15	(7)	5.69		5.90		6.02		5.99	6.50

Portfolio Turnover Rate	56	%(9)	202	%(9)	61	%(9)	48	%(9)	311%	211%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(3)	For the six months ended January 31, 2007 (unaudited).

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.67% and 0.67%, respectively (Note 11).

(7)	Annualized.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 165%, 513%, 368% and 357% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Diversified Strategic Income Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

34         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         35

Notes to Financial Statements (unaudited) (continued)

price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

36         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(k) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

During the six months ended January 31, 2007, the Fund was reimbursed for expenses amounting to $12,729.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. Effective November 20, 2006, the maximum sales charge decreased from 4.50% to 4.25% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2007, LMIS and its affiliates received sales charges of approximately $7,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$41,000	$0	*

*	Amount represents less than $1,000.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2007, the Fund had accrued $29,560 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended January 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$105,634,121	$395,142,991

Sales	205,289,832	397,954,049

38         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,202,919
Gross unrealized depreciation	(23,320,599)

Net unrealized depreciation	$(117,680)

At January 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor	1,579	9/07	$4,448,885	$4,335,995	$(112,890)
Eurodollar	61	3/07	14,443,018	14,431,075	(11,943)
Japanese Yen	120	3/07	12,998,100	12,504,000	(494,100)
LIBOR	44	3/07	84,966	86,282	1,316
LIBOR	483	3/07	6,275	2,960	(3,315)
LIBOR	629	3/07	145,386,967	145,391,425	4,458
LIBOR	44	9/07	76,877	72,800	(4,077)
LIBOR	75	9/07	17,302,537	17,312,121	9,584
U.S. Treasury, 2-Year Notes	17	3/07	3,478,710	3,461,094	(17,616)
U.S. Treasury Bond	15	6/07	1,645,856	1,650,469	4,613

					(623,970)

Contracts to Sell:
British Pound	171	3/07	20,878,120	20,988,112	(109,992)
Canadian Dollar	100	3/07	8,703,000	8,518,000	185,000
Eurodollar	13	3/08	3,085,810	3,083,925	1,885
Eurodollar	157	3/07	25,488,265	25,624,363	(136,098)
U.S. Treasury, 5-Year Notes	13	3/07	1,356,607	1,358,906	(2,299)
U.S. Treasury, 10-Year Notes	147	3/07	15,695,859	15,692,250	3,609
U.S. Treasury Bonds	134	3/07	14,801,205	14,756,750	44,455

					(13,440)

Net Unrealized Loss on Open Futures Contracts					$(637,410)

During the six months ended January 31, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $979,385,791. At January 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $206,480,281. For the six months ended January 31, 2007, the Fund recorded interest income of $312,754 related to such mortgage dollar rolls.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         39

Notes to Financial Statements (unaudited) (continued)

During the six months ended January 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding July 31, 2006	5,024	$2,595,112
Options written	6,280	3,026,868
Options closed	(5,535)	(3,153,041)
Options expired	(3,648)	(1,336,238)

Options written, outstanding January 31, 2007	2,121	$1,132,701

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly. For the six months ended January 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$683,439	$208,943	$25,501
Class B	465,486	91,649	4,001
Class C	377,347	68,812	5,077
Class I*	—	22	16

Total	$1,526,272	$369,426	$34,595

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

5.	Distributions to Shareholders by Class

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
Net Investment Income:
Class A	$16,441,166	$32,449,765
Class B	3,380,366	9,393,528
Class C	2,971,651	6,161,028
Class I*	602,753	1,822,338

Total	$23,395,936	$49,826,659

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

40         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At January 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2007		Year Ended July 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,685,566	$45,408,993	13,694,280	$92,536,446
Shares issued on reinvestment	1,520,392	10,357,217	3,003,884	20,228,056
Shares repurchased	(8,805,160)	(59,797,610)	(21,571,524)	(145,201,033)

Net Decrease	(599,202)	$(4,031,400)	(4,873,360)	$(32,436,531)

Class B
Shares sold	577,228	$3,946,708	1,528,804	$10,398,237
Shares issued on reinvestment	318,739	2,182,843	845,317	5,733,401
Shares repurchased	(6,029,949)	(41,153,710)	(15,072,512)	(102,351,244)

Net Decrease	(5,133,982)	$(35,024,159)	(12,698,391)	$(86,219,606)

Class C
Shares sold	707,507	$4,822,049	1,481,144	$10,042,056
Shares issued on reinvestment	307,003	2,094,192	634,719	4,283,077
Shares repurchased	(1,805,161)	(12,266,188)	(4,307,496)	(29,083,736)

Net Decrease	(790,651)	$(5,349,947)	(2,191,633)	$(14,758,603)

Class I*
Shares sold	662,738	$4,527,790	697,515	$4,752,909
Shares issued on reinvestment	56,415	385,001	80,504	540,419
Shares repurchased	(276,452)	(1,872,086)	(16,967,298)	(116,721,028)

Net Increase (Decrease)	442,701	$3,040,705	(16,189,279)	$(111,427,700)

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

7.	Capital Loss Carryforward

As of July 31, 2006, the Fund had a net capital loss carryforward of $326,215,206, of which $68,294,487 expires in 2008, $98,976,753 expires in 2009, $120,890,366 expires in 2010 and $38,053,600 expires in 2011. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a

42         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Compliant, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believe that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

The Board and the shareholders of the Legg Mason Strategic Bond Fund (the “Acquired Fund”) and the Board of the Fund have approved an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of all the liabilities

44         Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of the Acquired Fund, in exchange for shares of the Fund. The reorganization occurred on March 2, 2007.

Shareholders also approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to the Fund’s expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be August 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

*  *  *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Diversified Strategic Income Fund 2007 Semi-Annual Report         45

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:

1. Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions
Elliot J. Berv	326,009,773.489	11,257,152.959	0.000
A. Benton Cocanougher	325,898,190.365	11,368,736.083	0.000
Jane F. Dasher	325,981,749.911	11,285,176.537	0.000
Mark T. Finn	326,021,537.213	11,245,389.235	0.000
Rainer Greeven	325,791,305.447	11,475,621.001	0.000
Stephen Randolph Gross	325,876,625.182	11,390,301.266	0.000
Richard E. Hanson Jr.	325,872,007.984	11,394,918.464	0.000
Diana R. Harrington	325,746,405.962	11,520,520.486	0.000
Susan M. Heilbron	325,931,445.925	11,335,480.523	0.000
Susan B. Kerley	326,017,231.539	11,249,694.909	0.000
Alan G. Merten	326,036,225.507	11,230,700.941	0.000
R. Richardson Pettit	325,970,651.286	11,296,275.162	0.000
R. Jay Gerken	325,892,587.522	11,374,338.926	0.000

†	Board Members are elected by the shareholders of all of the series of the Trust of which the Fund is a series.

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Reorganize as Series of a Maryland Business Trust and (2) Revise, Remove and Convert Fundamental Investment Policies.

1. Approval of Step 2 of Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Reorganize as Series of a Maryland Business Trust	62,514,759.935	1,132,076.758	1,311,784.814	2,102,345.000

46         Legg Mason Partners Diversified Strategic Income Fund

Additional Shareholder Information (unaudited) (continued)

2. Revise, Remove and Convert Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Revise:
Borrowing Money	62,216,791.981	1,429,835.357	1,311,994.169	2,102,345.000
Underwriting	62,410,762.862	1,244,144.682	1,303,713.963	2,102,345.000
Lending	62,180,562.024	1,466,822.682	1,311,236.801	2,102,345.000
Issuing Senior Securities	62,283,863.446	1,329,612.475	1,345,145.586	2,102,345.000
Real Estate	62,334,469.634	1,280,723.444	1,343,428.429	2,102,345.000
Commodities	62,295,718.095	1,332,459.300	1,330,444.112	2,102,345.000
Concentration	62,306,327.452	1,304,915.031	1,347,379.024	2,102,345.000
Remove:
Diversification	62,296,060.175	1,389,627.693	1,272,933.639	2,102,345.000
Purchasing Securities on Margin and Making Short Sales	62,178,401.404	1,501,441.382	1,278,778.720	2,102,345.000
Convert:
Fundamental to Non-Fundamental	62,150,167.981	1,510,447.182	1,298,006.344	2,102,345.000

Legg Mason Partners Diversified Strategic Income Fund         47

Legg Mason Partners Diversified Strategic Income Fund

TRUSTEES Lee Abraham Jane F. Dasher R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER

Legg Mason Partners Fund
    Advisor, LLC

SUBADVISERS

Western Asset Management
    Company
Western Asset Management
    Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and
    Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Diversified Strategic Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investor Services, LLC

Member NASD, SIPC

FD2174 3/07	SR07-288

Legg Mason Partners Diversified Strategic Income Fund

The Fund is a separate investment fund of Legg Mason Partners Income Funds, a Massachusetts business trust.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Income Funds

Date:	April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Income Funds

Date:	April 5, 2007

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of Legg Mason Partners Income Funds

Date:	April 5, 2007